INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2025
Income Tax Disclosure [Abstract]
U.S. statutory federal income tax rate	35.00%	21.00%
Net operating loss carry forwards		$ 19,906,502
Income tax expense		$ 0